Derivatives (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The fair value of the Company’s derivative financial instruments, on a gross basis, and the line items on the accompanying consolidate balance sheets to which they were recorded are summarized in the following table:

		December 31, 2022
		Asset	Liability	Notional
		(in thousands)
Derivatives designated as hedging instruments:

Interest Rate Caps	Other Assets and Liabilities	$12	$3,363	2,100,606
Interest Rate Swap	Other Assets and Liabilities	$—	$307	1,100,606

Total derivatives designated as hedging instruments		$12	$3,670	3,201,213